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April 7, 2007

Filed via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           Heartland, Inc.

To Whom It May Concern:

On behalf of Heartland, Inc., Commission File Number 000-27045,  please find Form 8-K Current Report pursuant to the Securities and Exchange Act of 1934 for event requiring reporting dated April 30, 2007 describing that on April 30, 2007, Heartland, Inc. advised Meyler & Company, LLC,  that it was dismissed as the Company’s independent registered public accounting firm.

If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum
Jerry Gruenbaum. Esquire

A privately owned law firm not associated with any governmental agency